CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 259,772	¥ 1,808,483	¥ 2,358,556
Restricted cash	68,786	478,873	265,214
Accounts and notes receivable (net of allowance for doubtful debt of RMB70,970 and RMB67,828 (US$9,743) as of December 31, 2018 and 2019, respectively)	94,395	657,158	524,305
Short-term investments	52,265	363,856	245,014
Prepaid expenses and other current assets	232,433	1,618,149	1,159,574
Amounts due from related parties	43,331	301,665	125,446
Total current assets	750,982	5,228,184	4,678,109
Non-current assets:
Property and equipment, net	781,919	5,443,565	4,031,242
Intangible assets, net	58,978	410,595	355,313
Land use rights, net	33,490	233,154	147,493
Operating lease right-of-use assets, net	175,474	1,221,616
Goodwill	142,137	989,530	989,530
Restricted cash	10,029	69,821	37,251
Deferred tax assets	30,074	209,366	159,441
Long-term investments	24,369	169,653	544,323
Amounts due from related parties	2,967	20,654	34,424
Other non-current assets	39,870	277,568	173,591
Total non-current assets	1,299,307	9,045,522	6,472,608
Total assets	2,050,289	14,273,706	11,150,717
Current liabilities:
Short-term bank borrowings (including short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB50,000 and RMB232,323 (US$33,371) as of December 31, 2018 and 2019, respectively)	33,684	234,500	50,000
Accounts and notes payable (including accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB258,048 and RMB211,710 (US$30,410) as of December 31, 2018 and 2019, respectively))	43,542	303,128	389,508
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of RMB392,619 and RMB622,160 (US$89,368) as of December 31, 2018 and 2019, respectively)	140,613	978,935	659,320
Advances from customers (including advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of RMB670,037 and RMB1,068,692 (US$153,508) as of December 31, 2018 and 2019, respectively)	153,508	1,068,692	670,037
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of RMB51,026 and RMB52,088 (US$7,482) as of December 31, 2018 and 2019, respectively)	8,277	57,625	57,754
Income taxes payable (including income taxes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB8,519 and RMB8,175 (US$1,174) as of December 31, 2018 and 2019, respectively)	6,899	48,032	13,111
Amounts due to related parties (including amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries of RMB51,763 and RMB56,977 (US$8,184) as of December 31, 2018 and 2019, respectively)	23,979	166,935	52,328
Current portion of long-term bank borrowings (including current portion of long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB75,284 and RMB32,500 (US$4,668) as of December 31, 2018 and 2019, respectively)	4,668	32,500	75,284
Current portion of finance lease liabilities (including current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB219,695 and RMB220,363 (US$31,653) as of December 31, 2018 and 2019, respectively)	32,623	227,115	219,695
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries of RMB4,173 and RMB2,595 (US$373) as of December 31, 2018 and 2019, respectively)	373	2,595	4,173
Current portion of bonds payable	130,878	911,147
Current portion of operating lease liabilities (including current portion of operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of nil and RMB410,422 (US$58,953) as of December 31, 2018 and 2019, respectively)	62,888	437,817
Total current liabilities	641,932	4,469,021	2,191,210
Non-current liabilities:
Long-term bank borrowings (including long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB112,000 and RMB79,500 (US$11,419) as of December 31, 2018 and 2019, respectively)	11,419	79,500	112,000
Bonds payable	296,002	2,060,708	2,037,836
Non-current portion of finance lease liabilities (including non-current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB852,287 and RMB549,669 (US$78,955) as of December 31, 2018 and 2019, respectively)	128,836	896,927	765,993
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of RMB4,938 and RMB1,991 (US$286) as of December 31, 2018 and 2019, respectively)	351	2,443	6,677
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB84,568 and RMB82,725 (US$11,883) as of December 31, 2018 and 2019, respectively)	29,098	202,572	157,720
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries of RMB11,619 and RMB5,906 (US$848) as of December 31, 2018 and 2019, respectively)	848	5,906	11,619
Amounts due to related parties (including amounts due to related parties of the Consolidated VIEs without resource to the primary beneficiaries of RMB504,478 and RMB745,899 (US$107,142) as of December 31, 2018 and 2019, respectively)	107,142	745,899	504,478
Non-current portion of operating lease liabilities (including non-current portion of operating lease liabilities of the Consolidated VIEs without resource to the primary beneficiaries of nil and RMB529,546 (US$76,064) as of December 31, 2018 and 2019, respectively)	83,183	579,102
Total non-current liabilities	656,879	4,573,057	3,596,323
Total liabilities	1,298,811	9,042,078	5,787,533
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,321,866	9,202,567	9,141,494
Accumulated other comprehensive income	11,190	77,904	85,979
Statutory reserves	8,687	60,469	42,403
Accumulated deficit	(580,078)	(4,038,390)	(3,838,032)
Treasury stock	(50,206)	(349,523)	(337,683)
Total 21Vianet Group, Inc. shareholders' equity	711,466	4,953,073	5,094,207
Noncontrolling interest	40,012	278,555	268,977
Total shareholders' equity	751,478	5,231,628	5,363,184
Total liabilities and shareholders' equity	2,050,289	14,273,706	11,150,717
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	5	34	34
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	$ 2	¥ 12	¥ 12